Financial Assets and Liabilities - Summary of Maturity Profile of Financial Assets Based on Consolidated Undiscounted Claims Outstanding (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Short-term investments	₱ 100	₱ 326
Loans and receivables [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Short-term investments	100	124
Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Available-for-sale financial investments	15,165	12,189
Total	112,206	108,467
Financial Asset [Member] | Loans and receivables [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Cash equivalents	26,554	32,338
Loans receivables	70,337	63,586
Advances and other noncurrent assets	20,901	17,278
Short-term investments	1,074	2,736
Investment in debt securities and other long-term investments	100	348
Retail subscribers	17,961	20,290
Corporate subscribers	9,641	9,333
Foreign administrations	6,517	5,819
Domestic carriers	457	354
Dealers, agents and others	13,686	7,428
Financial Asset [Member] | HTM Investments [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Investment in debt securities and other long-term investments	150	352
HTM investments:	150	352
Financial Asset [Member] | Financial Instruments At FVPL [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Short-term investments		2
Financial instruments at FVPL:		2
Financial Asset [Member] | After 12 months [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Total	82,814	86,542
Financial Asset [Member] | After 12 months [Member] | Loans and receivables [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Cash equivalents	26,554	32,338
Loans receivables	56,260	54,000
Advances and other noncurrent assets	6,824	7,916
Short-term investments	1,074	2,736
Investment in debt securities and other long-term investments	100	124
Retail subscribers	17,961	20,290
Corporate subscribers	9,641	9,333
Foreign administrations	6,517	5,819
Domestic carriers	457	354
Dealers, agents and others	13,686	7,428
Financial Asset [Member] | After 12 months [Member] | HTM Investments [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Investment in debt securities and other long-term investments		202
HTM investments:		202
Financial Asset [Member] | After 12 months [Member] | Financial Instruments At FVPL [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Short-term investments		2
Financial instruments at FVPL:		2
Financial Asset [Member] | 1-3 years [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Available-for-sale financial investments		1,000
Total	11,325	5,951
Financial Asset [Member] | 1-3 years [Member] | Loans and receivables [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Loans receivables	11,175	4,951
Advances and other noncurrent assets	11,175	4,727
Investment in debt securities and other long-term investments		224
Financial Asset [Member] | 1-3 years [Member] | HTM Investments [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Investment in debt securities and other long-term investments	150
HTM investments:	150
Financial Asset [Member] | 3-5 years [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Total	2,739	4,633
Financial Asset [Member] | 3-5 years [Member] | Loans and receivables [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Loans receivables	2,739	4,483
Advances and other noncurrent assets	2,739	4,483
Financial Asset [Member] | 3-5 years [Member] | HTM Investments [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Investment in debt securities and other long-term investments		150
HTM investments:		150
Financial Asset [Member] | More than 5 years [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Available-for-sale financial investments	15,165	11,189
Total	15,328	11,341
Financial Asset [Member] | More than 5 years [Member] | Loans and receivables [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Loans receivables	163	152
Advances and other noncurrent assets	₱ 163	₱ 152